Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 628
Change in defined benefit obligations:
Current service cost	59	$ 50
Interest income (cost)	(22)	(22)
Settlement losses (gains)	0	(6)
Plan amendments	(1)	(2)
Foreign exchange rate movement	(4)	7
Change in plan assets:
Administrative expense	(1)	0
Return on plan assets (excluding amounts included in net interest expense)	(156)	116
Fair value of plan assets	3,253	3,301
Defined benefit (obligation)	(3,720)	(3,929)
Net defined benefit liability (asset) - ending balance	467	628
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	360
Change in defined benefit obligations:
Current service cost	54	47
Interest income (cost)	(13)	(12)
Settlement losses (gains)	0	(6)
Plan amendments	(1)	(2)
Foreign exchange rate movement	(2)	6
Change in plan assets:
Administrative expense	(1)	0
Return on plan assets (excluding amounts included in net interest expense)	(156)	116
Fair value of plan assets	3,253	3,301
Defined benefit (obligation)	(3,458)	(3,661)
Net defined benefit liability (asset) - ending balance	205	360
Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	268
Change in defined benefit obligations:
Current service cost	5	3
Interest income (cost)	(9)	(10)
Settlement losses (gains)	0	0
Plan amendments	0	0
Foreign exchange rate movement	(2)	1
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(262)	(268)
Net defined benefit liability (asset) - ending balance	262	268
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,929	3,807
Change in defined benefit obligations:
Current service cost	59	50
Interest income (cost)	(127)	(132)
Actuarial losses (gains)	(264)	218
Benefits paid	(195)	(170)
Settlement losses (gains)	0	(86)
Plan amendments	(1)	(2)
Foreign exchange rate movement	65	(20)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	3,720	3,929
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,661	3,545
Change in defined benefit obligations:
Current service cost	54	47
Interest income (cost)	(118)	(122)
Actuarial losses (gains)	(253)	209
Benefits paid	(180)	(159)
Settlement losses (gains)	0	(86)
Plan amendments	(1)	(2)
Foreign exchange rate movement	59	(15)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	3,458	3,661
Present value of defined benefit obligation | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	268	262
Change in defined benefit obligations:
Current service cost	5	3
Interest income (cost)	(9)	(10)
Actuarial losses (gains)	(11)	9
Benefits paid	(15)	(11)
Settlement losses (gains)	0	0
Plan amendments	0	0
Foreign exchange rate movement	6	(5)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	262	268
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,301)	(3,243)
Change in defined benefit obligations:
Interest income (cost)	105	110
Benefits paid	(195)	(170)
Settlement losses (gains)	0	(80)
Foreign exchange rate movement	57	(9)
Change in plan assets:
Administrative expense	(1)	0
Return on plan assets (excluding amounts included in net interest expense)	(156)	116
Employer contributions	142	91
Net defined benefit liability (asset) - ending balance	(3,253)	(3,301)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,301)	(3,243)
Change in defined benefit obligations:
Interest income (cost)	105	110
Benefits paid	(180)	(159)
Settlement losses (gains)	0	(80)
Foreign exchange rate movement	57	(9)
Change in plan assets:
Administrative expense	(1)	0
Return on plan assets (excluding amounts included in net interest expense)	(156)	116
Employer contributions	127	80
Net defined benefit liability (asset) - ending balance	(3,253)	(3,301)
Plan assets | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(15)	(11)
Settlement losses (gains)	0	0
Foreign exchange rate movement	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	15	11
Net defined benefit liability (asset) - ending balance	$ 0	$ 0